Business Segment Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Summary of Selected Business Segment Information

The following table presents selected business segment information for the periods indicated (in thousands):

			Other,	Consolidated
			Adjustments &	& Combined
	MRD	MEMP	Eliminations	Totals
Total revenues:
For the Three Months Ended March 31, 2015	$87,023	$92,818	$—	$179,841
For the Three Months Ended March 31, 2014	87,736	116,885	—	204,621
Adjusted EBITDA: (1)
For the Three Months Ended March 31, 2015	86,830	86,432	(76)	173,186
For the Three Months Ended March 31, 2014	64,752	62,046	(3,002)	123,796
Segment assets: (2)
As of March 31, 2015	1,535,233	3,051,190	(12,201)	4,574,222
As of December 31, 2014	1,413,768	3,189,760	(9,981)	4,593,547
Total cash expenditures for additions to long-lived assets:
For the Three Months Ended March 31, 2015	88,566	77,680	—	166,246
For the Three Months Ended March 31, 2014	75,258	231,973	—	307,231

(1)

Adjustments and eliminations for the three months ended March 31, 2015 and 2014 include less than $0.1 million and $3.0 million of cash distributions that MEMP paid MRD for the three months ended March 31, 2015 and 2014, respectively, related to MRD’s partnership interests in MEMP. In 2014, MRD LLC owned MEMP subordinated units, which were distributed to MRD Holdco in connection with the Company’s initial public offering in June 2014.

(2)	As of March 31, 2015, adjustments and eliminations primarily represent the elimination of accounts receivable and accounts payable balances between the MRD Segment and the MEMP Segment.

The following table presents selected business segment information for the periods indicated (in thousands):

			Other,	Consolidated
			Adjustments &	& Combined
	MRD	MEMP	Eliminations	Totals
Total revenues:
For the Year ended December 31, 2014	$363,126	$536,219	$—	$899,345
For the Year ended December 31, 2013	201,886	373,137	—	575,023
For the Year ended December 31, 2012	104,072	293,165	(369)	396,868
Adjusted EBITDA: (1)
For the Year ended December 31, 2014	316,317	337,560	(6,144)	647,733
For the Year ended December 31, 2013	175,994	244,094	(25,232)	394,856
For the Year ended December 31, 2012	99,746	211,693	(23,447)	287,992
Segment assets: (2)
As of December 31, 2014	1,413,768	3,189,760	(9,981)	4,593,547
As of December 31, 2013	1,033,958	1,849,368	(54,165)	2,829,161
Total cash expenditures for additions to long-lived assets:
For the Year ended December 31, 2014	487,001	1,382,133	—	1,869,134
For the Year ended December 31, 2013	254,724	213,723	—	468,447
For the Year ended December 31, 2012	188,903	447,782	—	636,685

(1)

Adjustments and eliminations for the years ended December 31, 2014, 2013 and 2012 include amounts related to the MRD Segment’s equity investments in the MEMP Segment as well the elimination of $6.1 million, $26.0 million and $19.3 million of cash distributions that MEMP paid MRD Segment for the years ended December 31, 2014, 2013 and 2012, respectively, related to MRD Segment’s partnership interests in MEMP.

(2)	Adjustments and eliminations primarily represent the elimination of the MRD Segment’s equity investments in the MEMP Segment.

Schedule of Calculation of Reportable Segment's Adjusted EBITDA

Calculation of Reportable Segments’ Adjusted EBITDA

	For the Three Months Ended
	March 31, 2015
			Combined
	MRD	MEMP	Totals
	(In thousands)
Net income (loss)	$50,371	$(162,658)	$(112,287)
Interest expense, net	9,756	28,818	38,574
Income tax expense (benefit)	47,558	(2,370)	45,188
DD&A	40,532	51,266	91,798
Impairment of proved oil and natural gas properties	—	251,347	251,347
Accretion of AROs	123	1,634	1,757
(Gain) loss on commodity derivative instruments	(108,190)	(145,459)	(253,649)
Cash settlements received (paid) on expired commodity derivative instruments	32,749	60,124	92,873
Transaction related costs	1,281	1,299	2,580
Incentive-based compensation expense	11,710	2,341	14,051
Exploration costs	726	90	816
Non-cash equity (income) loss from MEMP	138	—	138
Cash distributions from MEMP	76	—	76
Adjusted EBITDA	$86,830	$86,432	$173,262

	For the Three Months Ended
	March 31, 2014
			Combined
	MRD	MEMP	Totals
		(In thousands)
Net income (loss)	$6,390	$(32,892)	$(26,502)
Interest expense, net	17,974	16,078	34,052
Income tax expense (benefit)	25	75	100
DD&A	25,129	32,550	57,679
Accretion of AROs	130	1,391	1,521
(Gain) loss on commodity derivative instruments	12,716	46,766	59,482
Cash settlements received (paid) on expired commodity derivative instruments	(5,221)	(7,969)	(13,190)
(Gain) loss on sale of properties	(110)	—	(110)
Transaction related costs	568	1,894	2,462
Incentive-based compensation expense	1,023	1,295	2,318
Exploration costs	140	6	146
Provision for environmental remediation	—	2,852	2,852
Non-cash equity (income) loss from MEMP	2,986	—	2,986
Cash distributions from MEMP	3,002	—	3,002
Adjusted EBITDA	$64,752	$62,046	$126,798

Calculation of Reportable Segments’ Adjusted EBITDA

	For the Year Ended December 31, 2014
			Combined
	MRD	MEMP	Totals
	(In thousands)
Net income (loss)	$(764,333)	$115,614	$(648,719)
Interest expense, net	50,283	83,550	133,833
Loss on extinguishment of debt	37,248	—	37,248
Income tax expense (benefit)	102,392	(1,421)	100,971
DD&A	128,238	185,955	314,193
Impairment of proved oil and natural gas properties	24,576	407,540	432,116
Accretion of AROs	533	5,773	6,306
(Gain) loss on commodity derivative instruments	(257,734)	(492,254)	(749,988)
Cash settlements received (paid) on commodity derivative instruments	9,166	13,522	22,688
(Gain) loss on sale of properties	3,057	—	3,057
Acquisition related costs	2,305	4,363	6,668
Incentive-based compensation expense	946,753	7,874	954,627
Exploration costs	13,853	2,750	16,603
Provision for environmental remediation	—	2,852	2,852
Loss on office lease	1,180	1,442	2,622
Non-cash equity (income) loss from MEMP	12,656	—	12,656
Cash distributions from MEMP	6,144	—	6,144
Adjusted EBITDA	$316,317	$337,560	$653,877

	For the Year Ended December 31, 2013
			Combined
	MRD	MEMP	Totals
		(In thousands)
Net income (loss)	$91,390	$61,005	$152,395
Interest expense, net	24,948	44,302	69,250
Income tax expense (benefit)	1,311	308	1,619
DD&A	70,903	113,814	184,717
Impairment of proved oil and natural gas properties	2,528	4,072	6,600
Accretion of AROs	593	4,988	5,581
(Gain) loss on commodity derivative instruments	(3,161)	(26,133)	(29,294)
Cash settlements received (paid) on commodity derivative instruments	8,481	23,638	32,119
(Gain) loss on sale of properties	(82,773)	(2,848)	(85,621)
Acquisition related costs	1,584	6,729	8,313
Incentive-based compensation expense	34,997	11,840	46,837
Non-cash compensation expense	—	1,057	1,057
Exploration costs	1,034	1,322	2,356
Non-cash equity (income) loss from MEMP	(1,847)	—	(1,847)
Cash distributions from MEMP	26,006	—	26,006
Adjusted EBITDA	$175,994	$244,094	$420,088

	For the Year Ended December 31, 2012
			Combined
	MRD	MEMP	Totals
		(In thousands)
Net income (loss)	$8,810	$23,067	$31,877
Interest expense, net	8,283	24,955	33,238
Income tax expense (benefit)	(1)	108	107
DD&A	37,048	101,624	138,672
Impairment of proved oil and natural gas properties	5,877	22,994	28,871
Accretion of AROs	551	4,458	5,009
(Gain) loss on commodity derivative instruments	(10,500)	(24,405)	(34,905)
Cash settlements received (paid) on commodity derivative instruments	20,740	53,559	74,299
(Gain) loss on sale of properties	(2)	(9,759)	(9,761)
Acquisition related costs	403	4,135	4,538
Incentive-based compensation expense	9,510	1,423	10,933
Amortization of investment premium	—	194	194
Exploration costs	460	9,340	9,800
Non-cash equity (income) loss from MEMP	(696)	—	(696)
Cash distributions from MEMP	19,263	—	19,263
Adjusted EBITDA	$99,746	$211,693	$311,439

Reconciliation of Total Reportable Segment's Adjusted EBITDA to Net Income (Loss)

The following table presents a reconciliation of total reportable segments’ Adjusted EBITDA to net income (loss) for each of the periods indicated (in thousands).

	For the Three Months Ended
	March 31,
	2015	2014
Total Reportable Segments' Adjusted EBITDA	$173,262	$126,798
Adjustments to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(38,574)	(34,052)
Income tax benefit (expense)	(45,188)	(100)
DD&A	(91,798)	(57,679)
Impairment of proved oil and natural gas properties	(251,347)	—
Accretion of AROs	(1,757)	(1,521)
Gains (losses) on commodity derivative instruments	253,649	(59,482)
Cash settlements paid (received) on expired commodity derivative instruments	(92,873)	13,190
Gain (loss) on sale of properties	—	110
Transaction related costs	(2,580)	(2,462)
Incentive-based compensation expense	(14,051)	(2,318)
Exploration costs	(816)	(146)
Provision for environmental remediation	—	(2,852)
Cash distributions from MEMP	(76)	(3,002)
Net income (loss)	$(112,149)	$(23,516)

The following table presents a reconciliation of total reportable segments’ Adjusted EBITDA to net income (loss) for each of the periods indicated (in thousands):

	For the Year Ended December 31,
	2014	2013	2012
Total Reportable Segments' Adjusted EBITDA	$653,877	$420,088	$311,439
Adjustments to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(133,833)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)	—	—
Income tax benefit (expense)	(100,971)	(1,619)	(107)
DD&A	(314,193)	(184,717)	(138,672)
Impairment of proved oil and natural gas properties	(432,116)	(6,600)	(28,871)
Accretion of AROs	(6,306)	(5,581)	(5,009)
Gains (losses) on commodity derivative instruments	749,988	29,294	34,905
Cash settlements paid (received) on commodity derivative instruments	(22,688)	(32,119)	(74,299)
Gain (loss) on sale of properties	(3,057)	85,621	9,761
Acquisition related costs	(6,668)	(8,313)	(4,538)
Incentive-based compensation expense	(954,627)	(46,837)	(10,933)
Non-cash compensation expense	—	(1,057)	—
Exploration costs	(16,603)	(2,356)	(9,800)
Amortization of investment premium	—	—	(194)
Cash distributions from MEMP	(6,144)	(26,006)	(19,263)
Provision for environmental remediation	(2,852)	—	—
Loss on office lease	(2,622)	—	—
Other non-cash equity (income) loss	—	784	(4,184)
Net income (loss)	$(636,063)	$151,332	$26,997

Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment

Included below is our consolidated and combined statement of operations disaggregated by reportable segment for the period indicated (in thousands):

	For the Three Months Ended March 31, 2015
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$87,023	$91,949	$—	$178,972
Other revenues	—	869	—	869
Total revenues	87,023	92,818	—	179,841

Costs and expenses:
Lease operating	5,222	40,478	—	45,700
Gathering, processing, and transportation	14,763	8,220	—	22,983
Pipeline operating	—	446	—	446
Exploration	726	90	—	816
Production and ad valorem taxes	2,775	6,655	—	9,430
Depreciation, depletion, and amortization	40,532	51,266	—	91,798
Impairment of proved oil and natural gas properties	—	251,347	—	251,347
Incentive unit compensation expense	10,224	—	—	10,224
General and administrative	12,976	14,511	—	27,487
Accretion of asset retirement obligations	123	1,634	—	1,757
(Gain) loss on commodity derivative instruments	(108,190)	(145,459)	—	(253,649)
Total costs and expenses	(20,849)	229,188	—	208,339
Operating income (loss)	107,872	(136,370)	—	(28,498)
Other income (expense):
Interest expense, net	(9,756)	(28,818)	—	(38,574)
Earnings from equity investments	(138)	—	138	—
Other, net	(49)	160	—	111
Total other income (expense)	(9,943)	(28,658)	138	(38,463)
Income (loss) before income taxes	97,929	(165,028)	138	(66,961)
Income tax benefit (expense)	(47,558)	2,370	—	(45,188)
Net income (loss)	$50,371	$(162,658)	$138	$(112,149)

	For the Three Months Ended March 31, 2014
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$87,733	$115,977	$—	$203,710
Other revenues	3	908	—	911
Total revenues	87,736	116,885	—	204,621

Costs and expenses:
Lease operating	3,235	30,120	—	33,355
Gathering, processing, and transportation	8,557	5,563		14,120
Pipeline operating	—	489	—	489
Exploration	140	6	—	146
Production and ad valorem taxes	2,573	6,011	—	8,584
Depreciation, depletion, and amortization	25,129	32,550	—	57,679
Incentive unit compensation expense	1,023	—	—	1,023
General and administrative	6,999	10,740	—	17,739
Accretion of asset retirement obligations	130	1,391	—	1,521
(Gain) loss on commodity derivative instruments	12,716	46,766	—	59,482
(Gain) loss on sale of properties	(110)	—	—	(110)
Other, net	—	(12)	—	(12)
Total costs and expenses	60,392	133,624	—	194,016
Operating income (loss)	27,344	(16,739)	—	10,605
Other income (expense):
Interest expense, net	(17,974)	(16,078)	—	(34,052)
Earnings from equity investments	(2,986)	—	2,986	—
Other, net	31	—	—	31
Total other income (expense)	(20,929)	(16,078)	2,986	(34,021)
Income (loss) before income taxes	6,415	(32,817)	2,986	(23,416)
Income tax benefit (expense)	(25)	(75)	—	(100)
Net income (loss)	$6,390	$(32,892)	$2,986	$(23,516)

Included below is our consolidated and combined statement of operations disaggregated by reportable segment for the period indicated (in thousands):

	For the Year Ended December 31, 2014
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$363,114	$531,853	$—	$894,967
Other revenues	12	4,366	—	4,378
Total revenues	363,126	536,219	—	899,345

Costs and expenses:
Lease operating	17,570	143,733	—	161,303
Pipeline operating	—	2,068	—	2,068
Exploration	13,853	2,750	—	16,603
Production and ad valorem taxes	12,610	33,141	—	45,751
Depreciation, depletion, and amortization	128,238	185,955	—	314,193
Impairment of proved oil and natural gas properties	24,576	407,540	—	432,116
Incentive unit compensation expense	943,949	—	—	943,949
General and administrative	38,549	49,124	—	87,673
Accretion of asset retirement obligations	533	5,773	—	6,306
(Gain) loss on commodity derivative instruments	(257,734)	(492,254)	—	(749,988)
(Gain) loss on sale of properties	3,057	—	—	3,057
Other, net	(1)	(11)	—	(12)
Total costs and expenses	925,200	337,819	—	1,263,019
Operating income (loss)	(562,074)	198,400	—	(363,674)
Other income (expense):
Interest expense, net	(50,283)	(83,550)	—	(133,833)
Loss on extinguishment of debt	(37,248)	—	—	(37,248)
Earnings from equity investments	(12,656)	—	12,656	—
Other, net	320	(657)	—	(337)
Total other income (expense)	(99,867)	(84,207)	12,656	(171,418)
Income (loss) before income taxes	(661,941)	114,193	12,656	(535,092)
Income tax benefit (expense)	(102,392)	1,421	—	(100,971)
Net income (loss)	$(764,333)	$115,614	$12,656	$(636,063)

	For the Year Ended December 31, 2013
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$201,886	$370,062	$—	$571,948
Other revenues	—	3,075	—	3,075
Total revenues	201,886	373,137	—	575,023

Costs and expenses:
Lease operating	17,315	96,433	(108)	113,640
Pipeline operating	—	1,835	—	1,835
Exploration	1,034	1,322	—	2,356
Production and ad valorem taxes	8,699	18,447	—	27,146
Depreciation, depletion, and amortization	70,903	113,814	—	184,717
Impairment of proved oil and natural gas properties	2,528	4,072	—	6,600
Incentive unit compensation expense	34,997	8,282	—	43,279
General and administrative	35,309	46,665	105	82,079
Accretion of asset retirement obligations	593	4,988	—	5,581
(Gain) loss on commodity derivative instruments	(3,161)	(26,133)	—	(29,294)
(Gain) loss on sale of properties	(82,773)	(2,848)	—	(85,621)
Other, net	2	647	—	649
Total costs and expenses	85,446	267,524	(3)	352,967
Operating income (loss)	116,440	105,613	3	222,056
Other income (expense):
Interest expense, net	(24,948)	(44,302)	—	(69,250)
Earnings from equity investments	1,066	—	(1,066)	—
Other, net	143	2	—	145
Total other income (expense)	(23,739)	(44,300)	(1,066)	(69,105)
Income before income taxes	92,701	61,313	(1,063)	152,951
Income tax benefit (expense)	(1,311)	(308)	—	(1,619)
Net income (loss)	$91,390	$61,005	$(1,063)	$151,332

	For the Year Ended December 31, 2012
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$103,728	$289,912	$(9)	$393,631
Other revenues	344	3,253	(360)	3,237
Total revenues	104,072	293,165	(369)	396,868

Costs and expenses:
Lease operating	16,582	87,972	(800)	103,754
Pipeline operating	—	2,114	—	2,114
Exploration	460	9,340	—	9,800
Production and ad valorem taxes	8,270	15,354	—	23,624
Depreciation, depletion, and amortization	37,048	101,624	—	138,672
Impairment of proved oil and natural gas properties	5,877	22,994	—	28,871
Incentive unit compensation expense	9,510	—	—	9,510
General and administrative	24,134	35,112	431	59,677
Accretion of asset retirement obligations	551	4,458	—	5,009
(Gain) loss on commodity derivative instruments	(10,500)	(24,405)	—	(34,905)
(Gain) loss on sale of properties	(2)	(9,759)	—	(9,761)
Other, net	464	38	—	502
Total costs and expenses	92,394	244,842	(369)	336,867
Operating income (loss)	11,678	48,323	—	60,001
Other income (expense):
Interest expense, net	(8,283)	(24,955)	—	(33,238)
Amortization of investment premium	—	(194)	—	(194)
Earnings from equity investments	4,880	—	(4,880)	—
Other, net	534	1	—	535
Total other income (expense)	(2,869)	(25,148)	(4,880)	(32,897)
Income before income taxes	8,809	23,175	(4,880)	27,104
Income tax benefit (expense)	1	(108)	—	(107)
Net income (loss)	$8,810	$23,067	$(4,880)	$26,997